STOCK-BASED COMPENSATION (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value		$ 30.61
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 871,000	$ 654,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 736,000	$ 539,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		18,400	11,000	9,950
Restricted Stock [Member]
Stock Options Plan [Line Items]
Allocated Share-based Compensation Expense		$ 119,000	$ 88,000	$ 62,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		$ 268,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		26 months 6 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	8,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Value	$ 219,000
Non Restricted Stock Option [Member]
Stock Options Plan [Line Items]
Allocated Share-based Compensation Expense		$ 47,000	34,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		$ 102,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		26 months 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 256,000	$ 225,000	$ 204,000
Incentive Stock Option Plan 2009 [Member]
Stock Options Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		150,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		28,850
Stock Option [Member]
Stock Options Plan [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	18,400